Schedule of Fair Value of Financial Liabilities (Details) - USD ($) $ in Thousands		Mar. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities		$ 122		$ 1,676		$ 202
Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	[1]	122		1,676	[2]
Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Liabilities [Member] | April And June 2022 Baker Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	[1]			1	[2]
Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Liabilities [Member] | May 2022 Public Offering Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	[1]	6		303	[2]
Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Liabilities [Member] | June 2022 Baker Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	[1]	3		170	[2]
Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Liabilities [Member] | December 2022 Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	[1]	1		107	[2]
Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Liabilities [Member] | February And March 2023 Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	[1]	6
Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Liabilities [Member] | Rights [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	[1]	106		1,095	[2]
Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Liabilities [Member] | Derivative Liability Convertible Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities						202
Baker Bros. Notes [Member] | Convertible Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unamortized Issuance Costs			[3],[4]		[3],[4],[5],[6]		[7],[8]
Unamortized Issuance Costs			[3],[4]		[3],[4],[5],[6]		[7],[8]
Baker Bros. Notes [Member] | Convertible Debt [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Principal Amount		93,318	[3],[4]	45,528	[3],[4],[5],[6]	27,323	[7],[8]
Accrued Interest			[3],[4]		[3],[4],[5],[6]	698	[7],[8]
Redemption Amount	[3],[4],[5],[6]
Amount Exchanged	[3],[4],[5],[6]
Baker Bros. Notes [Member] | Convertible Debt [Member] | Fair Value, Inputs, Level 3 [Member] | Reported Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net carrying amount		93,318	[3],[4]	45,528	[3],[4],[5],[6]	28,021	[7],[8]
Baker Bros. Notes [Member] | Convertible Debt [Member] | Fair Value, Inputs, Level 3 [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value amount		23,800	[3],[4]	39,260	[3],[4],[5],[6]	81,717	[7],[8]
Adjuvant Notes [Member] | Convertible Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Principal Amount		22,500	[9]	22,500	[9],[10],[11],[12]	25,000	[13]
Unamortized Issuance Costs		(183)	[9]	(252)	[9],[10],[11],[12]	(146)	[13]
Accrued Interest		4,516	[9]	4,020	[9],[10],[11],[12]	2,355	[13]
Redemption Amount	[9],[10],[11],[12]
Amount Exchanged	[9],[10],[11],[12]
Unamortized Issuance Costs		183	[9]	252	[9],[10],[11],[12]	146	[13]
Adjuvant Notes [Member] | Convertible Debt [Member] | Reported Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net carrying amount		26,833	[9]	26,268	[9],[10],[11],[12]	27,209	[13]
Adjuvant Notes [Member] | Convertible Debt [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value amount			[9]		[9],[10],[11],[12]	$ 27,209	[13]
December 2022 Notes [Member] | Convertible Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Principal Amount	[4]	2,308
Unamortized Issuance Costs	[4]
Accrued Interest	[4]
Unamortized Issuance Costs	[4]
December 2022 Notes [Member] | Convertible Debt [Member] | Reported Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net carrying amount	[4]	2,308
December 2022 Notes [Member] | Convertible Debt [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value amount	[4]	3
December 2022 Notes [Member] | Convertible Debt [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Principal Amount	[4],[6]			2,308
Unamortized Issuance Costs	[4],[6]
Accrued Interest	[4],[6]
Redemption Amount	[4],[6]
Amount Exchanged	[4],[6]
Unamortized Issuance Costs	[4],[6]
December 2022 Notes [Member] | Convertible Debt [Member] | Fair Value, Inputs, Level 3 [Member] | Reported Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net carrying amount	[4],[6]			2,308
December 2022 Notes [Member] | Convertible Debt [Member] | Fair Value, Inputs, Level 3 [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value amount	[4],[6]			156
February And March 2023 Notes [Member] | Convertible Debt [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Principal Amount	[4]	2,523
Unamortized Issuance Costs	[4]
Accrued Interest	[4]
Unamortized Issuance Costs	[4]
February And March 2023 Notes [Member] | Convertible Debt [Member] | Fair Value, Inputs, Level 3 [Member] | Reported Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net carrying amount	[4]	2,523
February And March 2023 Notes [Member] | Convertible Debt [Member] | Fair Value, Inputs, Level 3 [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value amount	[4]	$ 4
May 2022 Notes [Member] | Convertible Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Principal Amount	[4],[6]			16,376
Unamortized Issuance Costs	[4],[6]
Accrued Interest	[4],[6]			1,101
Redemption Amount	[4],[6]			4,369
Amount Exchanged	[4],[6]			(21,846)
Unamortized Issuance Costs	[4],[6]
May 2022 Notes [Member] | Convertible Debt [Member] | Reported Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net carrying amount	[4],[6]
May 2022 Notes [Member] | Convertible Debt [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value amount	[4],[6]

[1]	As of March 31, 2023, all warrants issued by the Company are subject to liability accounting due to potential settlement in cash, an insufficient number of authorized shares and other adjustment mechanics. However, warrants with an exercise price greater than $2.50 per share were considered to be significantly out of the money as of March 31, 2023 and therefore the value ascribed to those warrants was considered to be de minimus and is therefore excluded from the above table.
[2]	As of December 31, 2022, all warrants issued by the Company are subject to liability accounting due to potential settlement in cash, an insufficient number of authorized shares and other adjustment mechanics. However, warrants with an exercise price greater than $6.250 per share were considered to be significantly out of the money as of December 31, 2022 and therefore the value ascribed to those warrants was considered to be de minimus and is therefore excluded from the above table.
[3]	The Baker Notes principal amount includes $7.1 million and $5.6 million of interest paid-in kind as of March 31, 2023, and December 31, 2022, respectively.
[4]	These liabilities are/were carried at fair value in the condensed consolidated balance sheets. As such, the principal and accrued interest was included in the determination of fair value. The related debt issuance costs were expensed.
[5]	The Baker Notes principal amount includes $5.6 million of interest paid-in kind as of December 31, 2022.
[6]	These liabilities are/were carried at fair value in the consolidated balance sheets. As such, the principal and accrued interest was included in the determination of fair value. The related debt issuance costs were expensed.
[7]	The Baker Notes principal amount includes $2.3 million of interest paid-in kind as of December 31, 2021.
[8]	These liabilities are/were carried at fair value in the consolidated balance sheets. As such, the principal and accrued interest was included in the determination of fair value. The related debt issuance costs were expensed.
[9]	The Adjuvant Notes are recorded in the condensed consolidated balance sheets at their net carrying amount which includes principal and accrued interest, net of unamortized issuance costs.
[10]	The principal amount and accrued interest of the Adjuvant Notes are net of the 10% reduction in principal and interest of $2.5 million and $0.4 million, respectively, received in exchange for the issuance of Purchase Rights.
[11]	The Adjuvant Notes are recorded in the consolidated balance sheets at their net carrying amount which includes principal and accrued interest, net of unamortized issuance costs.
[12]	The principal amount and accrued interest of the Adjuvant Notes are net of the 10% reduction in principal and interest of $2.5 million and $0.4 million, respectively, received in exchange for the issuance of Purchase Rights.
[13]	The Adjuvant Notes are recorded in the consolidated balance sheets at their net carrying amount which includes principal and accrued interest, net of unamortized issuance costs.